Provisions - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions	€ 54.5	€ 37.4
Provision used, other provisions	1.4
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 21.1	4.8
Estimated completion of activities	12 months
Provision used, other provisions	€ 0.1
Other
Disclosure of other provisions [line items]
Other provisions	24.7	23.9
Provision used, other provisions	1.3
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	8.7	€ 8.7
Provision used, other provisions	€ 0.0